10. Net income (loss) per common share (Details 1)	6 Months Ended
Jun. 30, 2015 USD ($)
Net Income Loss Per Common Share Details 1
Options to purchase shares of common stock	$ 480,000
Warrants to purchase shares of common stock	6,300,000
Outstanding at June 30, 2015	$ 6,780,000